UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 24.5%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	89,540	$9,416,922

Computers & Peripherals - 4.5%
Apple, Inc.	49,280	29,079,635

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.-Class A	53,600	5,110,760

Internet Software & Services - 7.0%
CoStar Group, Inc. (a)	16,130	2,595,155
Facebook, Inc.-Class A (a)	157,090	9,390,840
Google, Inc.-Class A (a)	32,444	17,353,647
Google, Inc.-Class C (a)	30,124	15,865,106

		45,204,748

IT Services - 6.0%
Cognizant Technology Solutions Corp.-Class A (a)	292,160	13,995,925
Visa, Inc.-Class A	124,210	25,166,188

		39,162,113

Software - 4.8%
ANSYS, Inc. (a)	114,620	8,746,652
Aspen Technology, Inc. (a)	194,430	8,358,546
Concur Technologies, Inc. (a)	54,300	4,369,521
Informatica Corp. (a)	165,770	5,876,547
Tableau Software, Inc.-Class A (a)	44,290	2,447,908
Ultimate Software Group, Inc. (The) (a)	9,538	1,141,031

		30,940,205

		158,914,383

Consumer Discretionary - 23.6%
Automobiles - 1.5%
Harley-Davidson, Inc.	128,940	9,533,824

Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	189,660	13,393,789

Internet & Catalog Retail - 4.6%
Amazon.com, Inc. (a)	13,860	4,215,242
HSN, Inc.	83,840	4,866,074
Priceline Group, Inc. (The) (a)	14,675	16,989,981
TripAdvisor, Inc. (a)	44,300	3,576,782

		29,648,079

Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	29,470	3,958,705

Media - 6.7%
AMC Networks, Inc.-Class A (a)	68,762	4,515,600
Comcast Corp.-Class A	434,030	22,465,393
Liberty Media Corp.-Class A (a)	54,860	7,115,891

Company	Shares	U.S. $ Value
Viacom, Inc.-Class B	113,210	$9,620,586

		43,717,470

Specialty Retail - 5.6%
Five Below, Inc. (a)	73,760	2,973,266
Lowe’s Cos., Inc.	408,770	18,766,631
O’Reilly Automotive, Inc. (a)	32,050	4,768,719
Tractor Supply Co.	84,290	5,667,659
Urban Outfitters, Inc. (a)	118,160	4,212,995

		36,389,270

Textiles, Apparel & Luxury Goods - 2.5%
Michael Kors Holdings Ltd. (a)	105,693	9,639,201
NIKE, Inc.-Class B	93,440	6,816,448

		16,455,649

		153,096,786

Health Care - 17.4%
Biotechnology - 7.9%
Biogen Idec, Inc. (a)	43,750	12,561,500
Gilead Sciences, Inc. (a)	267,230	20,974,883
Quintiles Transnational Holdings, Inc. (a)	272,473	12,841,652
Vertex Pharmaceuticals, Inc. (a)	76,500	5,179,050

		51,557,085

Health Care Equipment & Supplies - 2.2%
HeartWare International, Inc. (a)	48,340	4,106,966
Intuitive Surgical, Inc. (a)	27,990	10,123,983

		14,230,949

Health Care Providers & Services - 2.6%
McKesson Corp.	34,800	5,887,812
UnitedHealth Group, Inc.	144,240	10,823,770

		16,711,582

Pharmaceuticals - 4.7%
Allergan, Inc./United States	140,870	23,361,881
Bristol-Myers Squibb Co.	140,940	7,059,685

		30,421,566

		112,921,182

Consumer Staples - 11.4%
Beverages - 1.7%
Monster Beverage Corp. (a)	163,210	10,928,541

Food & Staples Retailing - 5.3%
Costco Wholesale Corp.	138,620	16,035,562
CVS Caremark Corp.	196,070	14,258,210
Sprouts Farmers Market, Inc. (a)	138,170	4,417,295

		34,711,067

Company	Shares	U.S. $ Value
Food Products - 2.9%
Keurig Green Mountain, Inc.	103,950	$9,738,036
Mead Johnson Nutrition Co.-Class A	102,230	9,022,820

		18,760,856

Personal Products - 1.5%
Estee Lauder Cos., Inc. (The)-Class A	133,540	9,690,998

		74,091,462

Industrials - 11.4%
Aerospace & Defense - 2.9%
Boeing Co. (The)	87,610	11,303,442
Precision Castparts Corp.	29,350	7,428,192

		18,731,634

Airlines - 1.0%
Copa Holdings SA-Class A	45,960	6,217,469

Electrical Equipment - 1.2%
AMETEK, Inc.	148,340	7,820,485

Industrial Conglomerates - 2.0%
Danaher Corp.	175,100	12,848,838

Machinery - 2.1%
Lincoln Electric Holdings, Inc.	82,740	5,527,859
Parker Hannifin Corp.	64,870	8,230,706

		13,758,565

Marine - 0.6%
Kirby Corp. (a)	40,880	4,113,345

Professional Services - 1.1%
Robert Half International, Inc.	156,840	7,026,432

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	13,230	3,365,712

		73,882,480

Energy - 5.4%
Energy Equipment & Services - 2.9%
Schlumberger Ltd.	183,080	18,591,774

Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	63,452	4,166,893
Noble Energy, Inc.	55,110	3,955,796
Range Resources Corp.	91,470	8,273,461

		16,396,150

		34,987,924

Financials - 4.8%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	33,600	6,659,520
BlackRock, Inc.-Class A	35,130	10,574,130
Waddell & Reed Financial, Inc.-Class A	50,010	3,373,174

		20,606,824

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.6%
IntercontinentalExchange Group, Inc.	50,590	$10,342,620

		30,949,444

Total Common Stocks (cost $523,739,981)		638,843,661

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (b) (cost $7,593,290)	7,593,290	7,593,290

Total Investments - 99.7% (cost $531,333,271) (c)		646,436,951
Other assets less liabilities - 0.3%		2,085,563

Net Assets - 100.0%		$648,522,514

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,146,509 and gross unrealized depreciation of investments was $(8,042,829), resulting in net unrealized appreciation of $115,103,680.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth Fund

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$638,843,661		$	– 0	–	$	– 0	–	$638,843,661
Short-Term Investments	7,593,290			– 0	–		– 0	–	7,593,290

Total Investments in Securities	646,436,951			– 0	–		– 0	–	646,436,951
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$646,436,951		$	– 0	–	$	– 0	–	$646,436,951

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 23, 2014